Mineral Interests, Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2022
Mineral Interests, Property and Equipment Explanatory [Abstract]
Schedule of mineral interest, property and equipment
($000s)	Mineral interests	Construction in progress	Property & equipment [1]	Right-of-use assets [2]	Total
Cost
As at January 1, 2021	591,446	-	-	307	591,753
Additions	40,559	27,061	3,080	100	70,800
As at December 31, 2021	632,005	27,061	3,080	407	662,553
Additions	27,230	110,817	4,459	1,936	144,442
As at September 30, 2022	659,235	137,878	7,539	2,343	806,995
Accumulated Depreciation
As at January 1, 2021	-	-	-	72	72
Depreciation expense	-	-	117	85	202
As at December 31, 2021	-	-	117	157	274
Depreciation expense [1,2]	-	-	302	236	538
As at September 30, 2022	-	-	419	393	812
Net Book Value
As at December 31, 2021	632,005	27,061	2,963	250	662,279
As at September 30, 2022	659,235	137,878	7,120	1,950	806,183

1)	Depreciation expense related to equipment is capitalized to construction in progress.

2)	Depreciation expense related to right-of-use assets associated with the KSM construction is capitalized to construction in progress.

Schedule of mineral interests, property and equipment
		Nine months ended September 30, 2022
($000s)	January 1, 2022	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets	Total Additions	September 30, 2022
Additions
KSM [1,2]	502,015	16,452	110,817	4,459	1,612	133,340	635,355
Courageous Lake	77,176	522	-	-	-	522	77,698
Iskut	41,779	6,387	-	-	-	6,387	48,166
Snowstorm	31,471	2,632	-	-	-	2,632	34,103
3 Aces	9,034	1,237	-	-	-	1,237	10,271
Grassy Mountain	771	-	-	-	-	-	771
Corporate	307	-	-	-	324	324	631
	662,553	27,230	110,817	4,459	1,936	144,442	806,995

		Year ended December 31, 2021
($000s)	January 1, 2021	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets	Total Additions	December 31, 2021
Additions
KSM [3]	444,167	27,607	27,061	3,080	100	57,848	502,015
Courageous Lake	76,522	654	-	-	-	654	77,176
Iskut	37,949	3,830	-	-	-	3,830	41,779
Snowstorm	24,924	6,547	-	-	-	6,547	31,471
3 Aces	7,113	1,921	-	-	-	1,921	9,034
Grassy Mountain	771	-	-	-	-	-	771
Corporate	307	-	-	-	-	-	307
	591,753	40,559	27,061	3,080	100	70,800	662,553

1)	Construction in progress additions at KSM includes $9.8 million of capitalized borrowing costs.

2)	$6.8 million of costs related to the BC Hydro project (refer to Note 8) were reclassified from mineral interests to long-term receivables and other assets.

3)	$3.9 million of costs related to the BCMETC audit (refer to Note 8) were reclassified from mineral interests to amounts receivable.